Changes in accounting policies, comparability and adjustments	12 Months Ended
Dec. 31, 2022
Entity [Table]
Changes in accounting policies, comparability and adjustments
Accounting for obligations

to safeguard crypto-assets an entity h

olds for platform users (SAB

121)
In

March

2022,

the

US

Security

and

Exchange

Commission

(the

SEC)

issued

Staff

Accounting

Bulletin

(SAB)

121,
“Accounting

for obligations

to safeguard

crypto-assets an

entity holds

for platform

users.” SAB

121

adds interpretive
guidance

requiring

SEC

registrants,

including

foreign

private

issuers

that

apply

IFRS,

to

recognize

a

liability

on

their
balance sheets

to reflect the obligation to safeguard any digital asset that is issued or transferred using distributed ledger or blockchain

technology and

held for

their platform users,

along with

a corresponding asset.

The guidance

is effective
for UBS

for annual

reporting from

2022 onwards.

Amounts that would

be recognized

as liabilities, with

corresponding
assets, under this guidance

are not material to UBS.

Other changes to accounting policies
b) Changes in accounting policies, comparability

and other adjustments
Changes to the presentation

of the financial statements
During 2022,

UBS made several

changes to

simplify the presentation

of the income

statement alongside

other primary
financial statements and disclosure notes, and to

align them with management information. In

particular,
Total operating
income

has been renamed
Total revenues

and excludes
Credit loss expense / (release)
, which is now separately presented
below
Total revenues
.
Reclassification of a portfolio from
Financial assets measured at fair value

through other comprehensive income

to
Other financial assets measured at amortized

cost
Effective from 1 April 2022, UBS has reclassified a

portfolio of financial assets from
Financial assets measured at fair value
through other comprehensive income

with a fair value of USD
6.9 bn (the Portfolio) to
Other financial assets measured at
amortized cost
, in line with the principles in IFRS 9,
Financial Instruments
, which require a reclassification

when an entity
changes its business model

for managing financial assets.
The Portfolio’s cumulative fair value losses of USD 449 m pre-tax and USD 333 m post-tax, previously recognized in
Other
comprehensive

income
,

have

been

removed

from

equity

and

adjusted

against

the

value

of

the

assets

on

the
reclassification date, so

that the Portfolio is

measured as if the

assets had always been

classified at amortized cost,

with
a value of USD 7.4
bn as on 1 April 2022. The reclassification had

no effect on the income statement.

The reclassified Portfolio is made up of high-quality liquid assets, primarily US government treasuries and US government agency mortgage-backed securities, held

and separately managed by

UBS Bank USA (BUSA).
The accounting

reclassification has

arisen as a

direct result

of the transformation

of UBS’s

Global Wealth Management
Americas

business,

which

has

significantly

impacted

BUSA.

This

includes

initiatives

approved

by

the

Group

Executive
Board to significantly grow

and extend the business,

as disclosed on

1 February 2022 during

UBS’s fourth quarter 2021
earnings presentation.

Over the two

years preceding

the reclassification

date,

BUSA’s deposit

base grew

by more than
100% generating substantial cash

balances, with a number

of new products being

launched, including new deposit

types
that are longer in duration,

additional lending and a broader

range of customer segments targeted.
Following the commencement of these activities

and the announcement

made in the first quarter of 2022,

the Portfolio
is no longer held in a business model to collect the contractual cash flows and sell the assets, but is instead solely held to collect the contractual

cash flows

until the assets

mature, requiring

a reclassification

of the Portfolio

in line

with IFRS

9
with effect from 1 April 2022.
The fair

value of

the Portfolio

as on

31 December 2022

was USD
5.8
bn. A

pre-tax fair

value

loss of

USD
981 m would
have been recognized in
Other comprehensive income

during 2022

if the Portfolio had not been

reclassified.

IFRSs and interpretations to be adopted and other adjustments
IFRS 17,

Insurance Contracts
In May 2017,

the IASB issued

IFRS 17,
Insurance Contracts
, which

sets out

the accounting requirements

for contractual
rights and obligations that arise from insurance contracts issued and reinsurance contracts held. IFRS 17 is effective from
1 January

2023.

Adoption

on

1 January

2023

will have

no

effect on

the

Group’s

financial statements

.

UBS

does

not
provide insurance services in any

market.
Other amendments to IFRS
The IASB

has issued

a number

of minor

amendments to

IFRS,

effective from

1 January

2023

and

in later

years. These
amendments are not expected to

have a significant effect on

the Group when

they are adopted.

UBS AG
Entity [Table]
Changes in accounting policies, comparability and adjustments
Accounting for obligations to

safeguard crypto-assets an entity holds

for platform users (SAB 121)
In

March

2022,

the

US

Security

and

Exchange

Commission

(the

SEC)

issued

Staff

Accounting

Bulletin

(SAB)

121,
“Accounting

for obligations

to safeguard

crypto-assets an

entity holds

for platform

users.”

SAB

121 adds

interpretive
guidance requiring SEC

registrants, including foreign

private issuers

that apply IFRS,

to recognize a

liability on

their balance
sheets

to

reflect

the

obligation

to

safeguard

any

digital

asset

that

is

issued

or

transferred

using

distributed

ledger

or
blockchain technology and

held for their platform users, along

with a corresponding asset. The

guidance is effective for
UBS AG

for annual reporting

from 2022 onwards.

Amounts that would

be recognized as

liabilities, with corresponding
assets, under this guidance

are not material to UBS AG.

Other changes to accounting policies
b) Changes in accounting policies, comparability

and other adjustments
Changes to the presentation

of the financial statements
During 2022, UBS AG

made several

changes to simplify

the presentation of

the income statement

alongside other primary
financial statements and disclosure notes, and to

align them with management information. In

particular,
Total operating
income

has been renamed
Total revenues

and excludes
Credit loss expense / (release)
, which is now separately presented
below
Total revenues
.
Reclassification of a portfolio from
Financial assets measured at fair value

through other comprehensive income

to
Other financial assets measured at amortized

cost
Effective from 1 April

2022, UBS

AG has reclassified a portfolio of financial

assets from
Financial assets measured at

fair
value

through

other

comprehensive

income

with

a

fair

value

of

USD
6.9
bn

(the

Portfolio)

to
Other

financial

assets
measured at

amortized cost
, in

line with

the principles

in IFRS

9,
Financial Instruments
, which

require

a reclassification
when an entity changes its business

model for

managing financial assets.
The Portfolio’s cumulative fair value losses of USD 449 m pre-tax and USD 333 m post-tax, previously recognized in
Other
comprehensive

income
,

have

been

removed

from

equity

and

adjusted

against

the

value

of

the

assets

on

the
reclassification date, so

that the Portfolio is

measured as if the

assets had always been

classified at amortized cost,

with
a value of USD 7.4
bn as on 1 April 2022. The reclassification had

no effect on the income statement.

The reclassified Portfolio is made

up of high-quality liquid assets, primarily US government treasuries and US government agency mortgage-backed securities, held

and separately managed by

UBS Bank USA (BUSA).
The accounting reclassification has

arisen as

a direct result

of the transformation of

UBS AG’s Global

Wealth Management
Americas

business,

which

has

significantly

impacted

BUSA.

This

includes

initiatives

approved

by

the

Group

Executive
Board to significantly grow

and extend the business,

as disclosed on

1 February 2022 during

UBS’s fourth quarter 2021
earnings presentation.

Over the two

years preceding

the reclassification

date,

BUSA’s deposit

base grew

by more than
100% generating substantial cash

balances, with a number

of new products being

launched, including new deposit

types
that are longer in duration,

additional lending and a broader

range of customer segments targeted.
Following the commencement of these activities

and the announcement

made in the first quarter of 2022,

the Portfolio
is no longer held in a business model to collect the contractual cash flows and sell the assets, but is instead solely held to collect the contractual

cash flows

until the assets

mature, requiring

a reclassification

of the Portfolio

in line

with IFRS

9
with effect from 1 April 2022.
The fair

value of

the Portfolio

as on

31 December 2022

was USD
5.8
bn. A

pre-tax fair

value

loss of

USD
981 m would
have been recognized in
Other comprehensive income

during 2022

if the Portfolio had not been

reclassified.

IFRSs and interpretations to be adopted and other adjustments
IFRS 17,

Insurance Contracts
In May 2017,

the IASB issued

IFRS 17,
Insurance Contracts
, which

sets out

the accounting requirements

for contractual
rights and obligations that arise from insurance contracts issued and reinsurance contracts held. IFRS 17 is effective from
1 January 2023.

Adoption on

1 January

2023

will have

no effect

on

UBS

AG’s financial

statements.

UBS

AG does

not
provide insurance services in any

market.
Other amendments to IFRS
The IASB

has issued

a number

of minor

amendments to

IFRS,

effective from

1 January

2023

and

in later

years. These
amendments are not expected to

have a significant effect on

UBS AG when they are adopted.